Annual Fund Operating Expenses - Hartford Multifactor Small Cap ETF - Hartford Multifactor Small Cap ETF	Jan. 28, 2021
Operating Expenses:
Management fees	0.34%	[1]
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.34%	[2]

[1]	“Management fees” have been restated to reflect current fees.
[2]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated “Management Fees.”